Net Loss Per Share (Details) - shares	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Series A Preferred Stock [Member]
Net Loss Per Share (Details) [Line Items]
Weighted-average number of shares of as-converted	477,196	184,462
Series B Preferred Stock [Member]
Net Loss Per Share (Details) [Line Items]
Weighted-average number of shares of as-converted	4,099,227	1,584,575